Reinsurance - Additional Information (Details) - USD ($)	1 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended			50 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amount retained per life		$ 5,000,000.0					$ 3,000,000.0
Reinsurance recoverables		318,200,000	$ 298,800,000	$ 318,200,000	$ 298,800,000
Write-offs of uncollectible insurance				0	0	$ 0
Reserve for uncollectible insurance		0	0	0	0	0
Reduction of policyholder benefits and claims			27,200,000	98,000,000
Medical Stop-Loss
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amount of the excess reinsured per individual claim				2,000,000.0		1,700,000.0
Group Life Mortality
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amount of the excess reinsured per individual claim				250,000.00
Morbidity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Amount of the excess reinsured per individual claim				8,000.0
Two Highly Rated Insurers
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverables		$ 201,300,000	$ 191,500,000	$ 201,300,000	$ 191,500,000
Reinsurer Concentration Risk | Two Highly Rated Insurers
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Concentration risk percentage				32.00%	32.00%
AM Best, Rating A-, or Higher | Reinsurer Concentration Risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Concentration risk percentage				97.50%	97.90%
Predecessor Company
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reduction of policyholder benefits and claims	$ 3,500,000					$ 70,100,000